Investments in associates and joint ventures	6 Months Ended
Jun. 30, 2021
Investments in associates and joint ventures
Investments in associates and joint ventures

13. Investments in associates and joint ventures

a) Investment information

			Investments in
			associates		Equity results in the income
			and joint ventures		statement				Dividends received
					Three-month		Six-month		Three-month		Six-month
					period ended		period ended		period ended		period ended
	%	% voting	June 30,	December 31,	June 30,		June 30,		June 30,		June 30,
Associates and joint ventures	ownership	capital	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020

Ferrous minerals
Baovale Mineração S.A.	50.00	50.00	23	20	1	1	3	2	—	—	—	—
Companhia Coreano-Brasileira de Pelotização	50.00	50.00	61	48	10	2	16	5	2	17	2	17
Companhia Hispano-Brasileira de Pelotização (i)	50.89	50.89	41	43	—	—	—	3	7	13	7	13
Companhia Ítalo-Brasileira de Pelotização (i)	50.90	51.00	58	44	9	5	13	10	6	23	6	23
Companhia Nipo-Brasileira de Pelotização (i)	51.00	51.11	135	121	9	6	13	8	7	—	7	—
MRS Logística S.A.	48.16	46.75	442	398	19	14	36	12	—	—	—	—
Samarco Mineração S.A. (note 21)	50.00	50.00	—	—	—	—	—	—	—	—	—	—
VLI S.A.	29.60	29.60	490	480	7	8	(8)	(22)	—	—	—	—
			1,250	1,154	55	36	73	18	22	53	22	53
Base metals
Korea Nickel Corp.	25.00	25.00	17	18	—	—	—	—	—	—	—	—
			17	18	—	—	—	—	—	—	—	—
Others
Aliança Geração de Energia S.A. (i)	55.00	55.00	372	367	7	7	17	17	21	24	21	24
Aliança Norte Energia Participações S.A. (i)	51.00	51.00	118	117	(2)	(2)	(3)	(3)	—	—	—	—
California Steel Industries, Inc.	50.00	50.00	295	234	48	5	61	(2)	—	—	—	—
Companhia Siderúrgica do Pecém (“CSP”) (ii)	50.00	50.00	—	—	—	—	(42)	(75)	—	—	—	—
Mineração Rio do Norte S.A.	40.00	40.00	70	71	7	(2)	(3)	(12)	—	—	—	—
Others			75	70	(10)	(1)	(26)	(10)	—	—	—	—
			930	859	50	7	4	(85)	21	24	21	24
Total			2,197	2,031	105	43	77	(67)	43	77	43	77

(i) Although the Company held a majority of the voting capital, the entities are accounted under the equity method due to the stockholders' agreement where relevant decisions are shared with other parties.

(ii) CSP is a joint venture and its results are accounted for under the equity method, in which the accumulated losses are capped to the Company ́s interest in the investee’s capital based on the applicable law and requirements. That is, after the investment is reduced to zero, the Company does not recognize further losses nor liabilities associated with the investee.

(iii) “Equity results and other results in associates and joint ventures” presented in the Income Statement considers, in addition to the equity results in associates and joint ventures shown in the table above, the results of Renova Foundation and Samarco (note 21) and other results with group entities.

b) Movements during the period

	2021	2020
Balance at January 1,	2,031	2,798
Capital contribution to CSP	42	75
Translation adjustment	70	(645)
Equity results in income statement	77	(67)
Equity results in statement of comprehensive income	—	(2)
Dividends declared	(49)	(100)
Others	26	12
Balance at June 30,	2,197	2,071

The amount of investments by segments are presented in note 4(b).

c) Financial guarantees provided

As at June 30, 2021 and December 31, 2020, the notional value of corporate financial guarantees provided by the Company (within the limit of its direct or indirect interest) for certain associates and joint ventures were US$1,559 and US$1,557, respectively. The fair value of these financial guarantees is shown in note 17.